UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5968

John Hancock Municipal Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2018

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Tax-Free Bond Fund

Quarterly portfolio holdings 2/28/18

Fund’s investments
As of 2-28-18 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 98.0%				$521,128,570
(Cost $490,692,091)
Alabama 0.4%				2,113,820
Alabama Special Care Facilities Financing Authority Children's Hospital	6.125	06-01-34	2,000,000	2,113,820
Alaska 0.7%				3,686,230
Alaska Municipal Bond Bank Authority Series 4, AMT (A)	5.000	12-01-34	2,165,000	2,402,609
Alaska Municipal Bond Bank Authority Series 4, AMT (A)	5.000	12-01-35	1,160,000	1,283,621
Arizona 1.6%				8,735,370
Arizona Health Facilities Authority Banner Health, Series A	5.000	01-01-44	2,000,000	2,192,240
City of Phoenix Civic Plaza, Series B (A)	5.500	07-01-28	1,000,000	1,198,970
Maricopa County Industrial Development Authority Banner Health Obligated Group, Series A	5.000	01-01-38	3,000,000	3,365,790
Maricopa County Pollution Control Corp. El Paso Electric Company Project, Series B	7.250	04-01-40	1,000,000	1,054,820
The Industrial Development Authority of the City of Phoenix Arizona GFF Tiyan LLC	5.375	02-01-41	1,000,000	923,550
California 10.3%				54,766,315
ABAG Finance Authority for Nonprofit Corps. Sharp HealthCare, Series A	5.000	08-01-43	2,000,000	2,193,220
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp., Series 2014	5.000	06-01-40	1,000,000	1,072,160
California Pollution Control Financing Authority Calplant I Project, AMT (B)	8.000	07-01-39	2,500,000	2,497,025
California State Public Works Board Lease Revenue, Series B	5.000	10-01-39	1,000,000	1,119,240
City of Los Angeles Department of Airports Series C	5.000	05-15-38	1,000,000	1,125,200
City of San Francisco Public Utilities Commission Green Bonds, Series A	5.000	11-01-45	1,500,000	1,675,635
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Escrowed to Maturity, Series A	1.349(C)	01-01-19	11,000,000	10,875,040
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Series A	5.750	01-15-46	3,000,000	3,426,990
Imperial Irrigation District Electric System Revenue Series 2017	4.000	11-01-41	2,000,000	2,058,140
M-S-R Energy Authority Natural Gas Revenue, Series B	6.500	11-01-39	1,000,000	1,388,770
M-S-R Energy Authority Natural Gas Revenue, Series B	7.000	11-01-34	2,500,000	3,503,750
River Islands Public Financing Authority Community Facilities District, Series 2003-1	5.500	09-01-45	2,000,000	2,134,460
San Bernardino County Medical Center Financing Project	5.500	08-01-22	2,500,000	2,793,775
San Diego Unified School District Series I, GO	4.074(C)	07-01-39	1,250,000	526,625
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Escrowed to Maturity	1.585(C)	01-01-20	2,000,000	1,942,140
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Series A	5.000	01-15-44	4,500,000	4,894,470
Santa Ana Financing Authority Police Administration & Holding Facility (A)	6.250	07-01-19	1,005,000	1,068,044
State of California, GO	5.000	02-01-38	5,375,000	5,908,791
2	JOHN HANCOCK TAX-FREE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Stockton Public Financing Authority Delta Water Supply Project, Series A	6.250	10-01-40	1,000,000	$1,181,030
University of California Series I	5.000	05-15-40	3,000,000	3,381,810
Colorado 5.0%				26,383,400
City & County of Denver Series A	5.000	08-01-44	3,000,000	3,386,040
City & County of Denver United Airlines Inc., Project, AMT	5.000	10-01-32	2,500,000	2,699,050
City & County of Denver Airport Revenue Series A	5.250	11-15-36	5,250,000	5,568,675
City of Colorado Springs Utilities System Revenue Series C	5.250	11-15-42	1,040,000	1,068,850
Colorado Health Facilities Authority Series A	5.250	05-15-37	500,000	552,560
Colorado Health Facilities Authority Series A	5.250	05-15-47	1,000,000	1,092,970
Denver Convention Center Hotel Authority Senior	5.000	12-01-40	2,500,000	2,733,025
Park Creek Metropolitan District Senior Limited Property Tax Supported, Series A	5.000	12-01-45	2,500,000	2,763,125
Public Authority for Colorado Energy Natural Gas Revenue	6.250	11-15-28	3,500,000	4,352,845
Regional Transportation District Denver Transit Partners	6.000	01-15-41	2,000,000	2,166,260
District of Columbia 3.5%				18,344,685
District of Columbia Tobacco Settlement Financing Corp. Asset Backed Bonds	6.500	05-15-33	4,360,000	4,896,193
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (A)	3.948(C)	10-01-33	6,565,000	3,558,230
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (A)	4.059(C)	10-01-35	6,470,000	3,180,717
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (A)	4.099(C)	10-01-36	7,250,000	3,398,220
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series C (A)	6.500	10-01-41	1,750,000	2,210,285
Metropolitan Washington DC Airports Authority Series A, AMT	5.000	10-01-44	1,000,000	1,101,040
Florida 3.4%				18,222,596
Alachua County Health Facilities Authority Shands Teaching Hospital & Clinics	5.000	12-01-44	2,000,000	2,159,140
Hillsborough County Aviation Authority Tampa International Airport, Series A	5.000	10-01-44	1,250,000	1,370,863
JEA Electric System Revenue Series Three, D-2	5.000	10-01-38	4,000,000	4,280,560
Miami Beach Health Facilities Authority Mt. Sinai Medical Center	5.000	11-15-44	500,000	527,610
Miami Beach Redevelopment Agency City Center (A)	5.000	02-01-44	2,500,000	2,805,025
Miami-Dade County Health Facilities Authority Nicklaus Children's Hospital	5.000	08-01-47	1,500,000	1,656,525
Orange County Health Facilities Authority Presbyterian Retirement Communities	5.000	08-01-41	2,000,000	2,193,320
Orange County Health Facilities Authority Presbyterian Retirement Communities	5.000	08-01-47	2,500,000	2,733,825
Village Community Development District No. 6 Special Assessment Revenue Refunding Bonds, Series 2017 (A)	4.000	05-01-37	495,000	495,728
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-FREE BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
Georgia 1.8%				$9,700,790
Burke County Development Authority Oglethorpe Power Corp., Series D	4.125	11-01-45	4,000,000	3,925,320
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation Incorporated	5.000	07-01-42	3,000,000	3,265,590
Georgia Municipal Electric Authority Electric, Power & Light Revenues, Series EE (A)	7.250	01-01-24	2,000,000	2,509,880
Guam 0.4%				2,214,850
Antonio B Won Pat International Airport Authority Series C, AMT (A)	6.125	10-01-43	1,000,000	1,142,030
Territory of Guam Section 30, Series A	5.750	12-01-34	1,000,000	1,072,820
Illinois 6.1%				32,629,902
Chicago Board of Education Dedicated Capital Improvement	6.000	04-01-46	3,500,000	4,090,940
Chicago Midway International Airport Series B	5.000	01-01-46	5,000,000	5,560,250
Chicago O'Hare International Airport Customer Facility Charge (A)	5.500	01-01-43	2,000,000	2,250,980
Chicago O'Hare International Airport Series A	5.750	01-01-39	2,685,000	2,981,048
Chicago O'Hare International Airport Series A	5.750	01-01-39	515,000	565,336
Chicago O'Hare International Airport Series D	5.250	01-01-42	3,670,000	4,214,188
City of Chicago Series 2007E-REMK, GO	5.500	01-01-42	1,000,000	1,052,770
City of Chicago Series A, GO	5.500	01-01-33	1,000,000	1,066,660
City of Chicago Wastewater Transmission Revenue, Series C	5.000	01-01-39	3,000,000	3,220,230
Illinois Finance Authority Rush University Medical Center, Series A	7.250	11-01-38	1,500,000	1,558,050
Lake County Community Consolidated School District No. 24 Capital Appreciation Bonds, Series 2004, GO (A)	3.339(C)	01-01-22	2,440,000	2,146,810
State of Illinois, GO	4.000	06-01-35	2,000,000	1,807,100
State of Illinois, GO (A)	4.000	02-01-31	1,000,000	1,030,240
State of Illinois, GO (A)	5.500	07-01-38	1,000,000	1,085,300
Indiana 0.6%				3,189,420
Indiana Finance Authority Duke Energy, Series B	6.000	08-01-39	3,000,000	3,189,420
Iowa 0.2%				1,002,420
Iowa Tobacco Settlement Authority Asset Backed, Series C	5.375	06-01-38	1,000,000	1,002,420
Kentucky 0.9%				4,606,251
Kentucky Economic Development Finance Authority Louisville Arena, Series A (A)	5.000	12-01-45	3,300,000	3,594,591
Kentucky Economic Development Finance Authority Louisville Arena, Series A-1 (A)	6.000	12-01-33	1,000,000	1,011,660
Louisiana 1.5%				8,211,070
City of Shreveport Water & Sewer Revenue Water and Sewer Revenue and Refunding Bonds	5.000	12-01-40	1,000,000	1,111,720
Louisiana Local Government Environmental Facilities & Community Development Authority Westlake Chemical Corp. Projects, Series A-1	6.500	11-01-35	1,500,000	1,662,240
Louisiana Public Facilities Authority Ochsner Clinic Foundation Project	5.000	05-15-46	2,500,000	2,710,800
4	JOHN HANCOCK TAX-FREE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Louisiana (continued)
New Orleans Aviation Board Series B, AMT	5.000	01-01-45	2,000,000	$2,176,960
New Orleans Aviation Board Series B, AMT	5.000	01-01-48	500,000	549,350
Massachusetts 12.1%				64,290,508
Boston Housing Authority Capital Funding Program (A)	5.000	04-01-28	1,985,000	1,990,697
Commonwealth of Massachusetts Series C, GO (A)	5.500	12-01-24	7,400,000	8,882,072
Commonwealth of Massachusetts Series E, GO (A)	5.000	11-01-25	1,000,000	1,181,760
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series A	5.250	07-01-35	1,310,000	1,663,045
Massachusetts Bay Transportation Authority Transit Revenue, Series B	5.250	07-01-33	2,500,000	3,080,650
Massachusetts Department of Transportation Highway Revenue Tolls, Series C (A)	1.832(C)	01-01-20	1,000,000	966,680
Massachusetts Development Finance Agency Brandeis University, Series O-1	5.000	10-01-40	1,000,000	1,049,470
Massachusetts Development Finance Agency Carleton Willard Village	5.625	12-01-30	850,000	895,399
Massachusetts Development Finance Agency Covanta Energy Project, Series C, AMT (B)	5.250	11-01-42	1,000,000	1,000,620
Massachusetts Development Finance Agency Draper Laboratory	5.875	09-01-30	2,000,000	2,043,980
Massachusetts Development Finance Agency Emerson College, Series A	5.000	01-01-40	1,820,000	1,933,204
Massachusetts Development Finance Agency Emerson College, Series A	5.000	01-01-40	180,000	184,900
Massachusetts Development Finance Agency Green Bonds-Boston Medical Center, Series D	5.000	07-01-44	2,500,000	2,706,875
Massachusetts Development Finance Agency Harvard University, Series B-1	5.000	10-15-40	2,500,000	2,717,825
Massachusetts Development Finance Agency NewBridge Charles, Inc. (B)	4.125	10-01-42	2,500,000	2,397,275
Massachusetts Development Finance Agency Northeastern University, Series A	5.000	03-01-39	1,000,000	1,099,810
Massachusetts Development Finance Agency Olin College, Series E	5.000	11-01-38	1,000,000	1,102,880
Massachusetts Development Finance Agency Orchard Cove	5.250	10-01-26	1,000,000	1,002,080
Massachusetts Development Finance Agency Partners Health Care System, Series Q	5.000	07-01-47	2,000,000	2,227,300
Massachusetts Development Finance Agency Suffolk University, Series A	5.750	07-01-39	665,000	701,808
Massachusetts Development Finance Agency Suffolk University, Series A	5.750	07-01-39	335,000	348,162
Massachusetts Development Finance Agency Suffolk University, Series A	6.250	07-01-30	640,000	679,622
Massachusetts Development Finance Agency Suffolk University, Series A	6.250	07-01-30	360,000	378,126
Massachusetts Development Finance Agency UMass Memorial Health Care, Series I	5.000	07-01-46	1,500,000	1,621,815
Massachusetts Health & Educational Facilities Authority Harvard Pilgrim Health Care, Series A (A)	5.000	07-01-18	260,000	260,393
Massachusetts Health & Educational Facilities Authority Woods Hole Oceanographic, Series B	5.375	06-01-30	1,000,000	1,009,970
Massachusetts Port Authority Boston Fuel Project, AMT (A)	5.000	07-01-32	1,770,000	1,774,142
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-FREE BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
Massachusetts (continued)
Massachusetts Port Authority ConRAC Project, Series A	5.125	07-01-41	1,500,000	$1,615,065
Massachusetts Port Authority Series B	5.000	07-01-32	2,000,000	2,231,800
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue Highway Revenue Tolls, Series B	5.000	01-01-37	5,000,000	5,254,300
Massachusetts Water Resources Authority Water Revenue, Series B (A)	5.250	08-01-29	2,500,000	3,103,100
Metropolitan Boston Transit Parking Corp. Parking Revenue	5.000	07-01-41	2,000,000	2,162,100
Metropolitan Boston Transit Parking Corp. Parking Revenue	5.250	07-01-36	3,475,000	3,813,465
The Massachusetts Clean Water Trust 2012 Pooled Loan Program, Series 7	5.125	02-01-31	105,000	105,323
The Massachusetts Clean Water Trust Miscellaneous Revenue, Series 9	5.250	08-01-18	60,000	60,195
The Massachusetts Clean Water Trust Water Revenue, Series 14	5.000	08-01-32	1,000,000	1,044,600
Michigan 3.2%				17,008,426
City of Detroit Water Revenue, Series B (A)	7.000	07-01-36	1,000,000	1,070,370
Detroit City School District School Building and Site Improvement, Series A, GO (A)	5.250	05-01-32	1,280,000	1,537,805
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.000	07-01-35	7,000,000	7,715,470
Michigan Finance Authority Local Government Loan Program (A)	5.000	07-01-36	250,000	272,153
Michigan Finance Authority Local Government Loan Program	5.000	07-01-44	3,000,000	3,214,680
Michigan Finance Authority Local Government Loan Program, Series F1	4.500	10-01-29	1,500,000	1,582,035
Michigan Finance Authority McLaren Healthcare Hospital, Series A	5.000	05-15-38	1,460,000	1,615,913
Minnesota 0.4%				2,020,935
Housing & Redevelopment Authority of The City of St. Paul System Fairview Health Services	5.000	11-15-47	500,000	559,045
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.125	12-01-44	1,420,000	1,461,890
Nebraska 2.9%				15,291,339
Central Plains Energy Project Revenue Natural Gas Revenue, Series A	5.250	12-01-20	4,970,000	5,400,899
Omaha Public Power District Electric, Power & Light Revenues, Series B	5.000	02-01-36	4,000,000	4,372,440
Omaha Public Power District Separate Electric System Revenue Bonds, Series A	5.000	02-01-49	5,000,000	5,518,000
New Jersey 4.4%				23,266,012
Casino Reinvestment Development Authority Luxury Tax Revenue	5.250	11-01-39	2,520,000	2,677,727
New Jersey Economic Development Authority Port Newark Container Terminal LLC, AMT	5.000	10-01-47	4,000,000	4,292,560
New Jersey Economic Development Authority Series DDD	5.000	06-15-42	1,000,000	1,047,600
New Jersey Economic Development Authority Series WW	5.250	06-15-40	1,500,000	1,586,310
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Notes, Series A1	5.000	06-15-30	1,500,000	1,639,110
New Jersey Transportation Trust Fund Authority Transportation Program, Series AA	5.000	06-15-45	3,805,000	3,952,976
6	JOHN HANCOCK TAX-FREE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority Transportation Program, Series AA	5.000	06-15-44	1,415,000	$1,460,308
New Jersey Turnpike Authority Highway Revenue Tolls, Series I	5.000	01-01-35	4,250,000	4,514,350
Tobacco Settlement Financing Corp. Series 1A	4.500	06-01-23	2,085,000	2,095,071
New York 14.7%				77,989,131
Brooklyn Arena Local Development Corp. Barclays Center Project	6.250	07-15-40	1,000,000	1,084,900
Brooklyn Arena Local Development Corp. Barclays Center Project	6.375	07-15-43	1,000,000	1,087,190
City of New York Series D-1, GO	5.000	10-01-36	1,000,000	1,095,520
City of New York Series E-1, GO	6.250	10-15-28	20,000	20,608
Housing Development Corp. Sustainable Neighborhood, Series G-1	3.700	11-01-47	1,000,000	982,260
Hudson Yards Infrastructure Corp. Series A	5.750	02-15-47	1,785,000	1,987,937
Hudson Yards Infrastructure Corp. Series A	5.750	02-15-47	1,715,000	1,876,776
Long Island Power Authority Electric, Power & Light Revenues, Series A	5.750	04-01-39	1,500,000	1,568,550
Long Island Power Authority Electric, Power & Light Revenues, Series C (A)	5.250	09-01-29	2,000,000	2,396,040
Monroe County Industrial Development Corp. University of Rochester Project	5.000	07-01-41	780,000	862,984
New York City Transitional Finance Authority Government Fund/Grant Revenue, Series S-4	5.500	01-15-39	4,725,000	4,882,957
New York City Transitional Finance Authority Income Tax Revenue, Series S-3	5.250	01-15-39	3,000,000	3,092,520
New York City Transitional Finance Authority Income Tax Revenue, Series S-3	5.375	01-15-34	3,000,000	3,102,630
New York City Water & Sewer System Water Revenue, Series A	5.750	06-15-40	770,000	779,171
New York City Water & Sewer System Water Revenue, Series EE	5.250	06-15-40	3,000,000	3,130,140
New York City Water & Sewer System Water Revenue, Series FF-2	5.000	06-15-40	1,000,000	1,040,080
New York City Water & Sewer System Water Revenue, Series GG-1	5.000	06-15-39	6,000,000	6,242,100
New York Liberty Development Corp. 1 World Trade Center Project	5.000	12-15-41	5,000,000	5,471,450
New York Liberty Development Corp. 4 World Trade Center Project	5.000	11-15-31	5,000,000	5,502,550
New York Liberty Development Corp. 7 World Trade Center, Class 2	5.000	09-15-43	1,000,000	1,087,780
New York Liberty Development Corp. Bank of America Tower, Class 2	5.625	07-15-47	1,000,000	1,071,520
New York Liberty Development Corp. World Trade Center, Class 1-3 (B)	5.000	11-15-44	2,500,000	2,641,050
New York State Dormitory Authority Fordham University	5.000	07-01-44	1,350,000	1,501,281
New York State Dormitory Authority General Purpose, Series E	5.000	02-15-35	980,000	1,042,308
New York State Dormitory Authority General Purpose, Series E	5.000	02-15-35	20,000	21,211
New York State Dormitory Authority North Shore Long Island Jewish Group, Series A	5.000	05-01-41	1,000,000	1,098,290
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-FREE BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
New York State Dormitory Authority Orange Regional Medical Center (B)	5.000	12-01-40	1,000,000	$1,065,460
New York State Dormitory Authority Rockefeller University, Series A	5.000	07-01-41	1,000,000	1,072,220
New York State Dormitory Authority Sales Tax Revenue, Series A	5.000	03-15-43	1,000,000	1,112,090
New York State Dormitory Authority Series A	5.000	02-15-39	145,000	149,321
New York State Dormitory Authority State University Dormitory Facilities, Series A	5.000	07-01-35	5,000,000	5,467,300
New York State Environmental Facilities Corp. Water Revenue, Series A	5.000	06-15-34	1,000,000	1,043,090
New York Transportation Development Corp. Laguardia Airport Terminal B Redevelopment Project, AMT	5.000	07-01-46	2,500,000	2,711,175
Niagara Area Development Corp. Covanta Energy Project, Series A, AMT (B)	5.250	11-01-42	500,000	500,310
Port Authority of New York & New Jersey 5th Installment Special Project, AMT	6.750	10-01-19	3,300,000	3,452,031
Port Authority of New York & New Jersey JFK International Airport Terminal	6.000	12-01-42	2,265,000	2,484,229
Port Authority of New York & New Jersey JFK International Airport Terminal	6.000	12-01-36	1,000,000	1,098,200
Port Authority of New York & New Jersey One Hundred Eighty-Fourth Series	5.000	09-01-39	1,000,000	1,131,770
Upper Mohawk Valley Regional Water Finance Authority Water Revenue (A)	2.266(C)	04-01-22	2,230,000	2,032,132
Ohio 2.1%				11,093,410
County of Hamilton Refunding and Improvement Life Enriching Community	5.000	01-01-46	1,000,000	1,072,170
County of Hamilton Series A	5.000	08-15-42	4,000,000	4,405,440
Northeast Ohio Regional Sewer District Wastewater Improvement Revenue	5.000	11-15-49	5,000,000	5,615,800
Oklahoma 1.8%				9,503,640
Grand River Dam Authority Series A	5.250	06-01-40	4,000,000	4,315,360
Oklahoma Development Finance Authority Provident Oklahoma Education Resources Inc., Series A	5.000	08-01-47	2,750,000	2,928,310
Tulsa County Industrial Authority Montereau Inc., Project	5.250	11-15-37	1,000,000	1,133,250
Tulsa County Industrial Authority Montereau Inc., Project	5.250	11-15-45	1,000,000	1,126,720
Pennsylvania 2.7%				14,425,257
City of Philadelphia Series A, GO	5.000	07-15-38	2,000,000	2,182,240
Commonwealth Financing Authority Tobacco Master Settlement Bonds (A)	4.000	06-01-39	5,000,000	5,018,750
Cumberland County Municipal Authority Diakon Lutheran Ministries Project	4.000	01-01-33	1,250,000	1,254,400
Lancaster County Hospital Authority Brethren Village Project	5.250	07-01-41	1,260,000	1,378,490
Pennsylvania Turnpike Commission Highway Revenue Tolls, Series C	5.000	12-01-44	1,630,000	1,807,752
Philadelphia Gas Works Company 1998 General Ordinance Fifteenth	5.000	08-01-47	2,500,000	2,783,625
Rhode Island 0.4%				2,342,736
Tobacco Settlement Financing Corp. Series B	4.500	06-01-45	2,320,000	2,342,736
8	JOHN HANCOCK TAX-FREE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Tennessee 0.4%				$2,248,707
Nashville & Davidson County Health & Educational Facility Board Vanderbilt University Medical Center	5.000	07-01-46	2,050,000	2,248,707
Texas 12.7%				67,533,811
Board of Managers Joint Guadalupe County City of Seguin Hospital	5.000	12-01-40	2,000,000	2,028,060
Central Texas Regional Mobility Authority Series A	5.000	01-01-40	500,000	548,100
Central Texas Regional Mobility Authority Series A	5.000	01-01-45	500,000	546,410
Central Texas Turnpike System Series C	5.000	08-15-42	2,000,000	2,197,340
City of Austin Electric Utility Revenue (A)	5.000	11-15-37	5,000,000	5,548,850
City of Dallas Waterworks & Sewer System Revenue	5.000	10-01-35	2,685,000	2,892,201
City of Dallas Waterworks & Sewer System Revenue	5.000	10-01-36	4,455,000	4,906,425
City of Dallas Waterworks & Sewer System Revenue, Prerefunded	5.000	10-01-35	2,315,000	2,504,599
City of Dallas Waterworks & Sewer System Revenue, Prerefunded	5.000	10-01-36	545,000	604,203
City of San Antonio Electric & Gas Revenue	5.000	02-01-48	5,000,000	5,479,950
City of San Antonio Electric & Gas Revenue, Series A	5.000	02-01-34	4,330,000	4,469,816
Dallas/Fort Worth International Airport Series D	5.250	11-01-32	5,000,000	5,693,450
Dallas/Fort Worth International Airport Series D, AMT	5.000	11-01-38	2,500,000	2,708,300
Grand Parkway Transportation Corp. Highway Revenue Tolls, Series B	5.000	04-01-53	4,000,000	4,414,640
Lower Colorado River Authority Electric, Power & Light Revenues	5.000	05-15-40	5,000,000	5,294,850
Lower Colorado River Authority Transmission Contract Revenue	5.625	05-15-39	3,805,000	3,976,834
Lower Colorado River Authority Transmission Services Corp., Series A	5.000	05-15-41	2,500,000	2,693,525
New Hope Cultural Education Facilities Finance Corp. Westminster Manor Project	4.000	11-01-36	1,250,000	1,236,963
North Texas Tollway Authority Highway Revenue Tolls, Series K-2	6.000	01-01-38	3,250,000	3,372,655
Texas Municipal Power Agency Transmission Revenue	5.000	09-01-40	6,000,000	6,416,640
Utah 0.4%				2,221,820
Salt Lake City Corp. Airport Revenue Series A, AMT	5.000	07-01-42	2,000,000	2,221,820
Virgin Islands 0.1%				345,000
Virgin Islands Public Finance Authority Series A-1	5.000	10-01-39	500,000	345,000
Virginia 0.5%				2,716,230
Alexandria Industrial Development Authority Goodwin House	5.000	10-01-45	1,000,000	1,100,490
Virginia Small Business Financing Authority Transform 66 P3 Project, AMT	5.000	12-31-49	1,500,000	1,615,740
Washington 0.1%				503,451
Energy Northwest Columbia Generating Station	5.000	07-01-40	450,000	503,451
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-FREE BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
Wisconsin 2.1%				$11,369,898
Public Finance Authority Denver International Airport Great Hall Project, AMT	5.000	09-30-49	2,000,000	2,172,700
Public Finance Authority Mary's Woods at Marylhurst (B)	5.250	05-15-47	1,000,000	1,077,020
Public Finance Authority Rose Villa Project, Series A	5.000	11-15-24	905,000	975,898
Public Finance Authority Rose Villa Project, Series A	5.750	11-15-44	1,000,000	1,073,360
Wisconsin Health & Educational Facilities Authority Ascension Senior Credit Group	4.000	11-15-46	6,000,000	6,070,920
Wyoming 0.6%				3,151,140
County of Campbell Basin Electric Power Company, Series A	5.750	07-15-39	3,000,000	3,151,140

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.1%				$5,788,000
(Cost $5,788,000)
U.S. Government Agency 0.5%				2,518,000
Federal Agricultural Mortgage Corp. Discount Note	1.150	03-01-18	383,000	383,000
Federal Home Loan Bank Discount Note	0.900	03-01-18	252,000	252,000
Federal Home Loan Bank Discount Note	1.000	03-01-18	647,000	647,000
Federal Home Loan Bank Discount Note	1.120	03-01-18	1,236,000	1,236,000

	Par value^	Value
Repurchase agreement 0.6%		3,270,000
Barclays Tri-Party Repurchase Agreement dated 2-28-18 at 1.350% to be repurchased at $2,610,098 on 3-1-18, collateralized by $200 U.S. Treasury Notes, 1.375% due 6-30-23 (valued at $187, including interest), $1,680,700 U.S. Treasury Inflation Indexed Bonds, 2.500% due 1-15-29 (valued at 2,277,721, including interest) and $372,900 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-21 (valued at 384,457, including interest)	2,610,000	2,610,000
Repurchase Agreement with State Street Corp. dated 2-28-18 at 0.540% to be repurchased at $660,010 on 3-1-18, collateralized by $650,000 U.S. Treasury Notes, 9.125% due 5-15-18 (valued at $677,019, including interest)	660,000	660,000
Total investments (Cost $496,480,091) 99.1%		$526,916,570
Other assets and liabilities, net 0.9%		4,762,869
Total net assets 100.0%		$531,679,439

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Insurance coverage	As a % of total investments
Assured Guaranty Municipal Corp.	5.8
Assured Guaranty Corp.	3.0
Ambac Financial Group, Inc.	2.8
National Public Finance Guarantee Corp.	2.1
Build America Mutual Assurance Company	0.1
TOTAL	13.8
10	JOHN HANCOCK TAX-FREE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

The fund had the following sector composition as a percentage of net assets on 2-28-18:
General obligation bonds	5.5%
Revenue bonds	92.5%
Other revenue	15.2%
Transportation	14.8%
Utilities	14.1%
Health care	13.6%
Airport	9.7%
Water and sewer	7.2%
Development	6.2%
Education	3.8%
Tobacco	3.1%
Facilities	1.9%
Pollution	1.7%
Housing	1.2%
Short-term investments and other	2.0%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-FREE BOND FUND	11

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2018, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       12

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	52Q3	02/18
This report is for the information of the shareholders of John Hancock Tax-Free Bond Fund.		4/18

John Hancock

High Yield Municipal Bond Fund

Quarterly portfolio holdings 2/28/18

Fund’s investments
As of 2-28-18 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 97.2%				$165,035,220
(Cost $151,803,612)
Alabama 1.2%				2,113,820
Alabama Special Care Facilities Financing Authority Children's Hospital	6.125	06-01-34	2,000,000	2,113,820
Arizona 3.8%				6,531,045
Maricopa County Industrial Development Authority Catholic Healthcare West, Series A	6.000	07-01-39	3,000,000	3,143,340
Maricopa County Pollution Control Corp. Public Service Palo Verde, Series A	6.250	01-01-38	1,000,000	1,078,830
The Industrial Development Authority of the City of Phoenix Arizona GFF Tiyan LLC	5.375	02-01-41	2,500,000	2,308,875
California 5.1%				8,575,090
California Pollution Control Financing Authority Calplant I Project, AMT (A)	8.000	07-01-39	500,000	499,405
California Pollution Control Financing Authority Waste Management Inc., Series A3, AMT	4.300	07-01-40	1,000,000	1,043,400
California Statewide Communities Development Authority Adventist Health System	5.000	03-01-35	1,250,000	1,400,425
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Series A	5.750	01-15-46	1,000,000	1,142,330
Orange County Community Facilities District Esencia Villagers, Series A	5.000	08-15-41	1,000,000	1,093,610
River Islands Public Financing Authority Community Facilities District, Series 2003-1	5.500	09-01-45	1,545,000	1,648,870
Southern California Public Power Authority Natural Gas Revenue, Series A	5.250	11-01-26	1,500,000	1,747,050
Colorado 5.3%				8,994,335
Park Creek Metropolitan District Senior Limited Property Tax Supported, Series A	5.000	12-01-45	2,000,000	2,210,500
Public Authority for Colorado Energy Natural Gas Revenue	6.250	11-15-28	2,500,000	3,109,175
Regional Transportation District Denver Transit Partners	6.000	01-15-41	2,000,000	2,166,260
Sterling Ranch Community Authority Board Series A	5.000	12-01-47	1,500,000	1,508,400
Connecticut 1.4%				2,365,010
Hamden Facility Revenue Whitney Center Project, Series A	7.625	01-01-30	870,000	909,542
Hamden Facility Revenue Whitney Center Project, Series A	7.750	01-01-43	1,400,000	1,455,468
Delaware 1.5%				2,606,415
Centerline Equity Issuer Trust Series A (A)	6.000	10-31-52	1,000,000	1,046,490
Delaware State Economic Development Authority Indian River Power Authority	5.375	10-01-45	1,500,000	1,559,925
District of Columbia 2.2%				3,789,060
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series C (B)	6.500	10-01-41	3,000,000	3,789,060
Florida 4.0%				6,812,147
Celebration Pointe Community Development District Alachua County (A)	5.000	05-01-48	1,000,000	1,022,810
City of Pensacola Airport Revenue, AMT	6.000	10-01-28	2,000,000	2,049,080
2	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Lee County Industrial Development Authority Cypress Cove Senior Living	5.500	10-01-47	1,000,000	$1,074,930
Palm Beach County Health Facilities Authority Sinai Residences Boca Raton Project, Series C	7.500	06-01-49	1,000,000	1,162,970
Village Community Development District No. 8	6.375	05-01-38	665,000	672,089
Village Community Development District No. 8 Phase II	6.125	05-01-39	770,000	830,268
Georgia 2.1%				3,530,245
Atlanta Development Authority Proton Treatment Center, Series A1	7.000	01-01-40	1,000,000	1,024,840
Burke County Development Authority Oglethorpe Power Corp., Series D	4.125	11-01-45	1,000,000	981,330
Marietta Development Authority Life University Project	7.000	06-15-30	1,500,000	1,524,075
Guam 1.3%				2,177,100
Guam Government Series A, GO	7.000	11-15-39	2,000,000	2,177,100
Hawaii 0.7%				1,121,420
Hawaii State Department of Budget & Finance 15 Craigside Place Project, Series A	9.000	11-15-44	1,000,000	1,121,420
Illinois 9.5%				16,114,921
Chicago Board of Education Series A, GO	7.000	12-01-44	1,000,000	1,156,240
Chicago Board of Education Series B, GO	6.500	12-01-46	1,000,000	1,134,700
Chicago Board of Education Series C, GO	5.250	12-01-39	1,000,000	1,029,660
Chicago Midway International Airport Series A, AMT	5.000	01-01-41	1,500,000	1,633,350
Chicago O'Hare International Airport Customer Facility Charge	5.750	01-01-43	2,000,000	2,268,620
City of Chicago Series 2005 D-REMK, GO	5.500	01-01-40	1,250,000	1,317,463
City of Chicago Series A, GO	5.500	01-01-33	1,000,000	1,066,660
City of Chicago Series A, GO	6.000	01-01-38	1,000,000	1,133,170
Illinois Finance Authority Wesleyan University	5.000	09-01-46	1,000,000	1,066,240
Metropolitan Pier & Exposition Authority McCormick Place Project, Series B	4.250	06-15-42	1,500,000	1,429,935
State of Illinois, GO	5.000	04-01-27	2,000,000	2,061,180
The Illinois Sports Facilities Authority State Tax Supported (B)	5.250	06-15-32	750,000	817,703
Indiana 1.4%				2,339,590
Crown Point Economic Development Revenue Wittenberg Village Project, Series A	8.000	11-15-39	1,250,000	1,311,800
Town of Chesterton StoryPoint Chesterton Project, Series A-1 (A)	6.125	01-15-34	1,000,000	1,027,790
Kentucky 1.9%				3,260,570
Kentucky Economic Development Finance Authority Owensboro Medical Health System, Series A	6.500	03-01-45	2,000,000	2,205,580
Owen County Kentucky Waterworks System Revenue American Water Company Project, Series A	6.250	06-01-39	1,000,000	1,054,990
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
Louisiana 1.3%				$2,216,320
Louisiana Local Government Environmental Facilities & Community Development Authority Westlake Chemical Corp., Series A-2	6.500	11-01-35	2,000,000	2,216,320
Maryland 1.2%				2,071,950
Anne Arundel County Consolidated Special Taxing District Villages at 2 Rivers Project	5.250	07-01-44	1,000,000	1,006,390
Maryland Health & Higher Educational Facilities Authority Meritus Medical Center	5.000	07-01-40	1,000,000	1,065,560
Massachusetts 1.3%				2,142,850
Massachusetts Development Finance Agency Green Bonds-Boston Medical Center, Series D	5.000	07-01-44	1,000,000	1,082,750
Massachusetts Development Finance Agency NewBridge on the Charles, Inc. (A)	5.000	10-01-47	1,000,000	1,060,100
Michigan 0.6%				1,061,985
Michigan Finance Authority Detroit Water & Sewer, Series C-2, AMT	5.000	07-01-44	500,000	534,640
Michigan Finance Authority Local Government Loan Program, Series F1	4.500	10-01-29	500,000	527,345
Minnesota 3.2%				5,470,120
City of Anoka Homestead at Anoka, Inc. Project	4.750	11-01-35	500,000	506,550
City of Anoka Homestead at Anoka, Inc. Project	5.000	11-01-46	1,000,000	1,019,910
City of Anoka Homestead at Anoka, Inc. Project	5.500	11-01-46	500,000	535,160
Housing & Redevelopment Authority of The City of St. Paul Carondelet Village Project, Series A	5.000	12-01-47	1,250,000	1,345,250
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.125	12-01-44	1,000,000	1,029,500
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.250	12-01-49	1,000,000	1,033,750
Mississippi 0.4%				644,644
Mississippi Business Finance Corp. System Energy Resources, Inc. Project	5.875	04-01-22	625,000	644,644
Missouri 1.1%				1,908,202
Kirkwood Industrial Development Authority Aberdeen Heights Project, Series A	5.250	05-15-42	1,000,000	1,058,250
St. Louis Airport Revenue Lambert St. Louis International Airport, Series A-1	6.625	07-01-34	800,000	849,952
Nevada 0.6%				1,007,290
Sparks Tourism Improvement District No: 1 Sales Tax Revenue, Series A (A)	6.750	06-15-28	1,000,000	1,007,290
New Hampshire 0.3%				544,045
New Hampshire Health & Education Facilities Authority Rivermead, Series A	6.875	07-01-41	500,000	544,045
New Jersey 6.2%				10,471,290
Casino Reinvestment Development Authority Luxury Tax Revenue	5.250	11-01-44	1,000,000	1,062,810
New Jersey Economic Development Authority Continental Airlines, Inc. Project, AMT	5.250	09-15-29	1,000,000	1,090,300
New Jersey Economic Development Authority Port Newark Container Terminal LLC, AMT	5.000	10-01-47	1,000,000	1,073,140
New Jersey Economic Development Authority Series WW	5.000	06-15-37	1,000,000	1,047,790
4	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
New Jersey (continued)
New Jersey Economic Development Authority Series WW	5.250	06-15-40	1,000,000	$1,057,540
New Jersey State Educational Facilities Authority University of Medicine and Dentistry, Series B	7.500	12-01-32	1,000,000	1,071,890
New Jersey Transportation Trust Fund Authority Transportation Program, Series AA	5.000	06-15-45	2,000,000	2,077,780
Tobacco Settlement Financing Corp. of New Jersey Series 1A	5.000	06-01-41	2,000,000	1,990,040
New York 8.7%				14,778,874
Brooklyn Arena Local Development Corp. Barclays Center Project, Series A	5.000	07-15-42	2,000,000	2,209,300
Chautauqua County Industrial Development Agency Dunkirk Power Project	5.875	04-01-42	2,350,000	2,444,400
New York Liberty Development Corp. World Trade Center, Class 1-3 (A)	5.000	11-15-44	3,850,000	4,067,217
New York State Dormitory Authority Orange Regional Medical Center (A)	5.000	12-01-45	1,000,000	1,061,670
Port Authority of New York & New Jersey 5th Installment Special Project, AMT	6.750	10-01-19	100,000	104,607
Port Authority of New York & New Jersey JFK International Airport Terminal	6.000	12-01-42	4,460,000	4,891,680
North Carolina 0.6%				1,043,910
North Carolina Eastern Municipal Power Agency Electric, Power & Light Revenues, Series C	6.750	01-01-24	1,000,000	1,043,910
Ohio 4.7%				8,038,922
Buckeye Ohio Tobacco Settlement Financing Authority Series A-2	5.125	06-01-24	1,865,000	1,764,495
Cleveland Ohio Airport Revenue Continental Airlines, Inc. Project, AMT	5.375	09-15-27	2,510,000	2,517,982
County of Hamilton Series A	5.000	08-15-42	2,000,000	2,202,720
Ohio Air Quality Development Authority Pratt Paper LLC Project, AMT (A)	4.500	01-15-48	500,000	511,995
Southeastern Ohio Port Authority Marietta Memorial Hospital	5.000	12-01-35	1,000,000	1,041,730
Pennsylvania 2.6%				4,422,130
Allegheny County Industrial Development Authority Environmental Improvements	6.875	05-01-30	1,000,000	1,021,480
Cumberland County Municipal Authority Diakon Lutheran Ministries Project	4.000	01-01-33	1,250,000	1,254,400
Lancaster County Hospital Authority Village Project	5.125	07-01-37	1,000,000	1,088,460
Pennsylvania Economic Development Financing Authority Philadelphia Biosolids Facility	6.250	01-01-32	1,000,000	1,057,790
Rhode Island 0.6%				1,009,800
Tobacco Settlement Financing Corp. Series B	4.500	06-01-45	1,000,000	1,009,800
Tennessee 2.5%				4,213,607
Tennessee Energy Acquisition Corp. Natural Gas Revenue, Series C	5.000	02-01-25	3,720,000	4,213,607
Texas 14.5%				24,542,078
Board of Managers Joint Guadalupe County City of Seguin Hospital	5.000	12-01-45	1,000,000	1,008,870
Central Texas Regional Mobility Authority SR Lien	6.250	01-01-46	1,000,000	1,121,060
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
City of Houston Airport System Revenue Continental Airlines, Inc. Terminal Projects, AMT	6.625	07-15-38	1,000,000	$1,104,150
City of Houston Airport System Revenue United Airlines, Inc. Terminal E Project, AMT	5.000	07-01-29	3,000,000	3,280,110
Dallas/Fort Worth International Airport Series A, AMT	5.000	11-01-38	1,000,000	1,065,340
Grand Parkway Transportation Corp. Texas System Toll Revenue, Series A	5.500	04-01-53	1,000,000	1,125,910
Gulf Coast Industrial Development Authority CITGO Petroleum Corp., AMT	8.000	04-01-28	1,100,000	1,110,923
Love Field Airport Modernization Corp. Southwest Airlines Company Project	5.250	11-01-40	1,575,000	1,689,692
Mission Economic Development Corp. Natgasoline Project, Series A, AMT (A)	5.750	10-01-31	1,000,000	1,041,590
Mission Economic Development Corp. Natgasoline Project, Series B, AMT (A)	5.750	10-01-31	1,000,000	1,041,590
North Texas Tollway Authority Highway Revenue Tolls, Prerefunded, Series A	6.250	01-01-39	2,440,000	2,535,038
North Texas Tollway Authority Highway Revenue Tolls, Series A	6.250	01-01-39	560,000	579,914
Tarrant County Cultural Education Facilities Finance Corp. Air Force Retirement Facility	6.375	11-15-44	2,000,000	2,156,920
Texas Municipal Gas Acquisition & Supply Corp. Natural Gas Revenue, Series D	6.250	12-15-26	2,000,000	2,343,740
Texas Private Activity Bond Surface Transportation Corp. Blueridge Transportation Group LLC, AMT	5.000	12-31-55	1,000,000	1,081,980
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners Segments LLC, AMT	7.000	12-31-38	1,000,000	1,174,740
Travis County Health Facilities Development Corp. Westminster Manor Project	7.000	11-01-30	155,000	173,927
Travis County Health Facilities Development Corp. Westminster Manor Project, Prerefunded	7.000	11-01-30	800,000	906,584
Virginia 3.0%				5,163,617
Alexandria Industrial Development Authority Goodwin House	5.000	10-01-45	1,700,000	1,870,833
Tobacco Settlement Financing Corp. Series B1	5.000	06-01-47	1,240,000	1,203,544
Washington County Industrial Development Authority Mountain States Health Alliance, Series C	7.750	07-01-38	2,000,000	2,089,240
Washington 0.6%				977,080
Washington Health Care Facilities Authority Virginia Mason Medical Center	4.000	08-15-42	1,000,000	977,080
Wisconsin 1.8%				2,975,738
Public Finance Authority Rose Villa Project, Series A	5.750	11-15-44	1,000,000	1,073,360
Public Finance Authority Rose Villa Project, Series A	6.000	11-15-49	1,000,000	1,084,690
Wisconsin Health & Educational Facilities Authority St. John’s Community, Inc., Series A	7.625	09-15-39	750,000	817,688

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.3%				$2,309,000
(Cost $2,309,000)
U.S. Government Agency 0.6%				1,004,000
Federal Agricultural Mortgage Corp. Discount Note	1.150	03-01-18	153,000	153,000
Federal Home Loan Bank Discount Note	0.900	03-01-18	100,000	100,000
Federal Home Loan Bank Discount Note	1.000	03-01-18	258,000	258,000
6	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Yield* (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Federal Home Loan Bank Discount Note	1.120	03-01-18	493,000	493,000

	Par value^	Value
Repurchase agreement 0.7%		1,305,000
Barclays Tri-Party Repurchase Agreement dated 2-28-18 at 1.350% to be repurchased at $1,041,039 on 3-1-18, collateralized by $1,134,300 U.S. Teasury Notes, 1.375% due 6-30-23 (valued at $1,061,872, including interest)	1,041,000	1,041,000
Repurchase Agreement with State Street Corp. dated 2-28-18 at 0.540% to be repurchased at $264,004 on 3-1-18, collateralized by $260,000 U.S. Treasury Notes, 9.125% due 5-15-18 (valued at $270,807, including interest)	264,000	264,000
Total investments (Cost $154,112,612) 98.5%		$167,344,220
Other assets and liabilities, net 1.5%		2,471,583
Total net assets 100.0%		$169,815,803

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Insurance coverage	As a % of total investments

Assured Guaranty Corp.	2.3
Assured Guaranty Municipal Corp.	0.5
TOTAL	2.8
The fund had the following sector composition as a percentage of net assets on 2-28-18:
General obligation bonds	6.6%
Revenue bonds	90.6%
Health care	21.4%
Development	19.4%
Other revenue	14.6%
Airport	9.5%
Transportation	8.7%
Pollution	4.3%
Tobacco	3.5%
Education	3.4%
Facilities	3.1%
Water and sewer	1.5%
Utilities	1.2%
Short-term investments and other	2.8%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	7

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2018, all investments are categorized as Level 2 under the hierarchy described above

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       8

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	59Q3	02/18
This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund.		4/18

ITEM 2. CONTROLS AND PROCEDURES.

(a)    Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)    There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant’s principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Securities Trust

By:	/s/ Andrew Arnott

Andrew Arnott
President

Date:	April 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott

Andrew Arnott
President

Date:	April 20, 2018

By:	/s/ Charles A. Rizzo

Charles A. Rizzo
Chief Financial Officer

Date:	April 20, 2018